Other Receivables and Other Payables (Tables)	6 Months Ended
Jun. 30, 2026
Other Receivables and Other Payables [Abstract]
Schedule of Prepayments, Deposits & Other Receivables

	As of
	December 31, 2025	June 30, 2026	June 30, 2026
	RM	RM	Convenience Translation USD
Prepayments, deposits & other receivables
Rental deposit	101,680	101,880	24,947
Utility deposit	15,060	15,060	3,688
Other deposits	25,990	27,990	6,854
Other receivables	-	536,965	131,487
Deferred offering costs	366,228	-	-
	508,958	681,895	166,976

Schedule of Accrued Liabilities & Other Payables
	As of
	December 31, 2025	June 30, 2026	June 30, 2026
	RM	RM	Convenience Translation USD
Accrued liabilities & other payables
Employee benefits payable	592,860	729,469	178,625
Lease payable	1,514	65,821	16,118
Accrued operating expenses	1,038,668	1,159,322	283,883
Utilities payable	116,311	1,142	279
	1,749,353	1,955,754	478,905